Description of the Plan (Narrative) (Details) - EBP 004 [Member] - USD ($)	2 Months Ended	10 Months Ended	12 Months Ended
	Feb. 28, 2025	Dec. 31, 2025	Dec. 31, 2026	Dec. 31, 2025
Employee Benefit Plan, Description of Plan [Line Items]
Required service period, eligible to participate in deferral contributions				3 months
Period after automatic enrollment applies				3 months
Waiver election, period before automatic enrollment applies				30 days
Deferral rate of eligible employee enrolled in plan	2.00%	3.00%
Deferral rate increase	1.00%	1.00%
Employer contribution, matching percentage				50.00%
Participant compensation matched percentage				6.00%
Basis spread on variable rate		2.00%		2.00%
Distributions relating to termination of service minimum value required				$ 1,000
Value of vested account benchmark				7,000
Administrative fees and other services incurred by company				47,958
Investment advisory and retirement plan expenses incurred by company				$ 10,080
Bi-Weekly Payroll [Member]
Employee Benefit Plan, Description of Plan [Line Items]
Employer contribution, matching percentage				25.00%
Participant compensation matched percentage				6.00%
Lump Sum [Member]
Employee Benefit Plan, Description of Plan [Line Items]
Employer contribution, matching percentage				25.00%
Participant compensation matched percentage				6.00%
Home Loans, Exceeding Five Years [Member]
Employee Benefit Plan, Description of Plan [Line Items]
Note receivable from participant term				5 years
SECURE 2.0 ACT [Member]
Employee Benefit Plan, Description of Plan [Line Items]
Catch-up compensation amount			$ 11,250	$ 11,250
Minimum [Member]
Employee Benefit Plan, Description of Plan [Line Items]
Interest rate				5.25%
Maximum [Member]
Employee Benefit Plan, Description of Plan [Line Items]
Deferral rate of eligible employee enrolled in plan	5.00%	6.00%
Maximum amount of allowable deferral contributions				$ 23,500
Catch-up compensation amount				$ 7,500
Interest rate				10.50%
Note receivable from participant term				5 years
Maximum [Member] | Scenario Forecast [Member]
Employee Benefit Plan, Description of Plan [Line Items]
Maximum amount of allowable deferral contributions			24,500
Catch-up compensation amount			$ 8,000